Income/loss (-) per share (Tables)	12 Months Ended
Dec. 31, 2021
Income/loss (-) per share
Schedule of income/loss per share

	Year ended December 31,
	2021	2020	2019
Income/loss (-) per share:
Net income/loss (-) attributable to owners of the parent (Euro, in thousands)	€(103,231)	€(305,436)	€149,845
Number of shares (thousands)
Weighted average number of shares for the purpose of basic income/loss (-) per share	65,500	65,075	57,614
Basic income/loss (-) per share (Euros)	€(1.58)	€(4.69)	€2.60

Net income/loss (-) attributable to owners of the parent (Euro, in thousands)	€(103,231)	€(305,436)	€149,845
Number of shares (thousands)
Weighted average number of shares for the purpose of diluted income/loss (-) per share	65,500	65,075	57,614
Number of dilutive potential ordinary shares	—	—	2,498
Diluted income/loss (-) per share (Euros)	€(1.58)	€(4.69)	€2.49